Summary of Significant Accounting Policies 2 (Details)	5 Months Ended	10 Months Ended	12 Months Ended
	May 29, 2018 USD ($)	Nov. 09, 2018	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Number of Reportable Segments			1
Amortization of dry dock and special survey costs			$ 7,656,000	$ 4,198,000	$ 2,837,000
Accumulated amortization of dry dock and special survey			14,750,000	8,360,000
Stock based compensation			1,076,000	57,000	864,000
Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,350
Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	6,350
Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	7,150
Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500
Amendment of Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,500
Duration of agreement			2 years
Amendment of Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,500
Duration of agreement			2 years
Amendment of Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 7,150
Duration of agreement			2 years
Amendment of Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 9,500
Duration of agreement			2 years
Minimum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys			30 months
Maximum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys			60 months
Restricted Stock | Directors and/or officers | Share-based awards, 2018
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares			129,269
Share-based awards, Weighted average grant date fair value | $ / shares			$ 5.36
Share-based awards, Total fair value on grant date			$ 693,000
Stock based compensation			12,000	$ 0	0
Unrecognized cost of unvested share-based awards			$ 681,000
Restricted shares outstanding, Non-vested | shares			129,269
Vesting period			4 years
Unrecognized cost of unvested share-based awards, weighted average period of recognition			4 years
Restricted Stock | Directors and/or officers | Share-based awards, 2017
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares				118,328
Share-based awards, Weighted average grant date fair value | $ / shares				$ 17.7
Share-based awards, Total fair value on grant date				$ 2,094,000
Stock based compensation			$ 1,064,000	57,000	0
Unrecognized cost of unvested share-based awards			$ 974,000
Restricted shares outstanding, Non-vested | shares			88,743
Vesting period			4 years
Unrecognized cost of unvested share-based awards, weighted average period of recognition			3 years
Employee Stock Option
Related Party Transaction [Line Items]
Stock based compensation			$ 0	$ 0	$ 864,000
Stock options weighted average period of recognition			4 years 9 months 18 days
Stock options outstanding | shares			100,000
Common Stock
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares			129,269	118,328
Common Stock | Reverse stock split
Related Party Transaction [Line Items]
Reverse stock split, Conversion ratio		15